Shareholder Report, Line Graph (Details) ITGS_MassMutual Short-Duration Bond Fund_Class R3_TSR Annual {Class R3} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R3
Account Value [Line Items]
Accumulated Value	$ 11,352	$ 10,330	$ 10,031	$ 11,245	$ 10,808	$ 10,751	$ 10,409	$ 10,309	$ 10,137	$ 10,000	$ 11,925
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,662	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate 1-3 Year Bond Index
Accumulated Value	$ 11,613	$ 10,829	$ 10,534	$ 11,102	$ 11,069	$ 10,702	$ 10,224	$ 10,202	$ 10,133	$ 10,000	$ 12,093